Average Annual Total Returns - Investor Class and Class H - Retailing Fund	Investor Class 1 Year	Investor Class 5 Years	Investor Class 10 Years	Investor Class Return After Taxes on Distributions 1 Year	Investor Class Return After Taxes on Distributions 5 Years	Investor Class Return After Taxes on Distributions 10 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Investor Class S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Investor Class S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Investor Class S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class H 1 Year	Class H 5 Years	Class H 10 Years	Class H Return After Taxes on Distributions 1 Year	Class H Return After Taxes on Distributions 5 Years	Class H Return After Taxes on Distributions 10 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class H Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class H S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class H S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class H S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	44.72%	14.82%	13.85%	44.72%	14.81%	13.84%	26.48%	11.95%	11.70%	18.40%	15.22%	13.88%	44.36%	14.55%	13.47%	44.36%	14.53%	13.46%	26.26%	11.72%	11.36%	18.40%	15.22%	13.88%